Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to September 30, 2025 to the date of December 12, 2025, these unaudited interim condensed consolidated financial statements were issued, except for the following non-recognized events, the Company has determined that it does not have any material events to disclose.

On October 1, 2025, Grande Group has entered into a Sale and Purchase Agreement (the “SPA”) with United One Global Limited (the “Seller”). Pursuant to the SPA, Grande Group agreed to acquire 100% of the equity interest in Proplus Company Limited (the “Target Company”) from the Seller, the then sole shareholder of the Target Company, for consideration consisting of a cash payment in the amount of HK$78,000,000 (approximately $10,000,000) in cash, subject to certain terms. Through its wholly-owned subsidiaries, Harvest Group Limited and Shenzhen Zhenjing Investment Consulting Co., Ltd., the Target Company principally engaged in supplying of course materials.

Subsequent to September 30, 2025 and up to the issuance date of these unaudited interim condensed consolidated financial statements on December 12, 2025, the fair value of the Company’s investment in ALT5 Sigma Corporation further decreased to approximately $1.52 per share, based on the closing price on December 11, 2025, the latest available trading date prior to issuance. As this decline in value relates to conditions that arose after the reporting date, no adjustment has been made to the unaudited interim condensed consolidated financial statements.